Subsequent Events	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 23: SUBSEQUENT EVENTS

On April 25, 2019, Navios Logistics entered into an agreement with Navios Holdings, pursuant to which we have provided Navios Holdings with a secured credit facility of up to $50,000 to be used for general corporate purposes, including the repurchase of 7.375% First Priority Ship Mortgage Notes due 2022 (the “2022 Notes”). This credit facility is secured by (i) any 2022 Notes purchased by Navios Holdings with these funds and (ii) equity interests in five companies that have entered into certain bareboat contacts. Each such bareboat contact has a ten-year term for a newbuilding bulk carrier and an option to acquire the related vessel. The credit facility is available in multiple drawings, has an arrangement fee of $500, a fixed interest rate of 12.75% for the first year and a fixed interest rate of 14.75% for the second year, payable annually. The credit facility includes negative covenants substantially similar to the 2022 Notes and customary events of default. The credit facility matures in April 2021. As of April 25, 2019, $19,000 was drawn under this facility of which $18,726 was used to acquire the 2022 Notes from Navios Logistics. During March 2019 and as of April 15, 2019, Navios Logistics purchased $35,500 of the 2022 Notes from unaffiliated third parties in open market transactions for $17,642 plus accrued interest.